Federated Hermes Government Ultrashort Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount			Value in U.S. Dollars
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—63.1%
		Federal Home Loan Mortgage Corporation REMIC—20.6%
$ 1,273		Series 1146, Class E, 1.162% (1-month USLIBOR +1.050%), 9/15/2021	$1,274
111,210		Series 1534, Class J, 1.012% (1-month USLIBOR +0.900%), 6/15/2023	111,854
137,744		Series 1632, Class FB, 1.312% (1-month USLIBOR +1.200%), 11/15/2023	138,843
110,012		Series 2111, Class MA, 0.612% (1-month USLIBOR +0.500%), 1/15/2029	110,696
112,403		Series 2111, Class MB, 0.612% (1-month USLIBOR +0.500%), 1/15/2029	113,103
114,795		Series 2111, Class MC, 0.612% (1-month USLIBOR +0.500%), 1/15/2029	115,509
72,482		Series 2286, Class FA, 0.512% (1-month USLIBOR +0.400%), 2/15/2031	72,868
66		Series 2292, Class KF, 0.367% (1-month USLIBOR +0.250%), 7/25/2022	66
160,492		Series 2296, Class FC, 0.612% (1-month USLIBOR +0.500%), 6/15/2029	162,169
252,997		Series 2326, Class FJ, 1.062% (1-month USLIBOR +0.950%), 6/15/2031	258,163
403,819		Series 2344, Class FP, 1.062% (1-month USLIBOR +0.950%), 8/15/2031	412,197
188,535		Series 2367, Class FG, 0.732% (1-month USLIBOR +0.620%), 6/15/2031	191,517
75,776		Series 2380, Class FI, 0.712% (1-month USLIBOR +0.600%), 6/15/2031	76,924
448,130		Series 2380, Class FL, 0.712% (1-month USLIBOR +0.600%), 11/15/2031	453,041
247,442		Series 2386, Class FE, 0.812% (1-month USLIBOR +0.700%), 6/15/2031	251,582
100,596		Series 2389, Class FI, 0.862% (1-month USLIBOR +0.750%), 6/15/2031	102,402
26,603		Series 2395, Class FT, 0.562% (1-month USLIBOR +0.450%), 12/15/2031	26,789
36,413		Series 2396, Class FL, 0.712% (1-month USLIBOR +0.600%), 12/15/2031	36,866
288,008		Series 2412, Class OF, 1.062% (1-month USLIBOR +0.950%), 12/15/2031	294,569
232,361		Series 2418, Class FO, 1.012% (1-month USLIBOR +0.900%), 2/15/2032	235,494
140,244		Series 242, Class F29, 0.362% (1-month USLIBOR +0.250%), 11/15/2036	140,785
105,016		Series 244, Class F22, 0.462% (1-month USLIBOR +0.350%), 12/15/2036	105,720
247,427		Series 244, Class F30, 0.412% (1-month USLIBOR +0.300%), 12/15/2036	248,906
83,963		Series 2451, Class FC, 1.112% (1-month USLIBOR +1.000%), 5/15/2031	85,956
8,881		Series 2452, Class FG, 0.662% (1-month USLIBOR +0.550%), 3/15/2032	8,999
130,640		Series 2460, Class FE, 1.112% (1-month USLIBOR +1.000%), 6/15/2032	133,581
62,518		Series 2470, Class FI, 0.512% (1-month USLIBOR +0.400%), 10/15/2026	62,887
85,124		Series 2470, Class FW, 1.112% (1-month USLIBOR +1.000%), 5/15/2031	87,144
81,502		Series 2470, Class FX, 1.112% (1-month USLIBOR +1.000%), 5/15/2031	83,436
131,227		Series 2470, Class GF, 1.112% (1-month USLIBOR +1.000%), 6/15/2032	134,182
71,807		Series 2471, Class FS, 0.612% (1-month USLIBOR +0.500%), 2/15/2032	72,716
334,381		Series 2475, Class FL, 1.112% (1-month USLIBOR +1.000%), 2/15/2032	342,680
222,920		Series 2476, Class FC, 1.112% (1-month USLIBOR +1.000%), 2/15/2032	228,453
143,192		Series 2477, Class FD, 0.512% (1-month USLIBOR +0.400%), 7/15/2032	144,511
178,077		Series 2479, Class FA, 0.512% (1-month USLIBOR +0.400%), 8/15/2032	179,302
62,524		Series 2481, Class FC, 1.112% (1-month USLIBOR +1.000%), 5/15/2031	64,024
154,230		Series 2493, Class F, 0.512% (1-month USLIBOR +0.400%), 9/15/2029	155,505
203,739		Series 2495, Class F, 0.512% (1-month USLIBOR +0.400%), 9/15/2032	204,668
135,799		Series 2498, Class HF, 1.112% (1-month USLIBOR +1.000%), 6/15/2032	138,857
78,218		Series 2504, Class FP, 0.612% (1-month USLIBOR +0.500%), 3/15/2032	79,213
301,454		Series 2526, Class FC, 0.512% (1-month USLIBOR +0.400%), 11/15/2032	303,346
238,830		Series 2530, Class FK, 0.512% (1-month USLIBOR +0.400%), 6/15/2029	240,681
400,819		Series 2551, Class FD, 0.512% (1-month USLIBOR +0.400%), 1/15/2033	403,829
129,812		Series 2571, Class FK, 0.612% (1-month USLIBOR +0.500%), 9/15/2023	130,402
68,594		Series 2610, Class FD, 0.612% (1-month USLIBOR +0.500%), 12/15/2032	69,483
1,243,131		Series 2631, Class FC, 0.512% (1-month USLIBOR +0.400%), 6/15/2033	1,252,206

Principal Amount			Value in U.S. Dollars
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 263,521		Series 2671, Class F, 0.562% (1-month USLIBOR +0.450%), 9/15/2033	$266,655
361,009		Series 2684, Class FV, 1.012% (1-month USLIBOR +0.900%), 10/15/2033	369,487
1,418,650		Series 2750, Class FG, 0.526% (1-month USLIBOR +0.400%), 2/15/2034	1,428,379
3,445,530		Series 2750, Class FH, 0.626% (1-month USLIBOR +0.500%), 2/15/2034	3,483,862
241,231		Series 2796, Class FD, 0.462% (1-month USLIBOR +0.350%), 7/15/2026	242,518
613,347		Series 2812, Class LF, 0.512% (1-month USLIBOR +0.400%), 6/15/2034	617,540
460,243		Series 3036, Class NF, 0.412% (1-month USLIBOR +0.300%), 8/15/2035	462,443
96,839		Series 3085, Class FW, 0.812% (1-month USLIBOR +0.700%), 8/15/2035	98,899
653,377		Series 3085, Class VF, 0.432% (1-month USLIBOR +0.320%), 12/15/2035	656,069
673,836		Series 3184, Class JF, 0.512% (1-month USLIBOR +0.400%), 7/15/2036	679,789
544,720		Series 3191,Class FE, 0.512% (1-month USLIBOR +0.400%), 7/15/2036	549,316
57,645		Series 3300, Class FA, 0.412% (1-month USLIBOR +0.300%), 8/15/2035	57,919
57,850		Series 3325, Class NF, 0.412% (1-month USLIBOR +0.300%), 8/15/2035	58,125
718,341		Series 3380, Class FP, 0.462% (1-month USLIBOR +0.350%), 11/15/2036	723,055
546,678		Series 3542, Class NF, 0.862% (1-month USLIBOR +0.750%), 7/15/2036	558,278
15,663,775		Series 4826, Class KF, 0.412% (1-month USLIBOR +0.300%), 9/15/2048	15,728,619
30,703,700		Series 4915, Class FD, 0.567% (1-month USLIBOR +0.450%), 9/25/2049	30,946,511
5,817,355		Series 4925, Class FH, 0.517% (1-month USLIBOR +0.400%), 10/25/2049	5,876,605
7,601,699		Series 4936, Class PF, 0.617% (1-month USLIBOR +0.500%), 12/25/2049	7,661,234
25,624,685		Series 4944, Class HF, 0.567% (1-month USLIBOR +0.450%), 1/25/2050	25,888,563
12,449,423		Series 4965, Class KF, 0.767% (1-month USLIBOR +0.650%), 4/25/2050	12,671,283
20,000,000		Series KF85, Class AL, 0.414% (1-month USLIBOR +0.300%), 8/25/2030	20,030,670
23,757,581		Series KF86, Class AS, 0.363% (Secured Overnight Financing Rate +0.320%), 8/25/2027	23,802,625
25,000,000		Series KF87, Class AL, 0.464% (1-month USLIBOR +0.350%), 8/25/2030	25,096,520
16,000,000		Series KF88, Class AL, 0.444% (1-month USLIBOR +0.330%), 9/25/2030	16,037,896
		TOTAL	202,260,258
		Federal National Mortgage Association REMIC—19.9%
73,907		Series 1993-165, Class FE, 1.267% (1-month USLIBOR +1.150%), 9/25/2023	74,504
31,438		Series 1993-62, Class FA, 1.660% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	31,797
76,055		Series 1998-22, Class FA, 0.508% (1-month USLIBOR +0.400%), 4/18/2028	76,316
22,955		Series 2000-34, Class F, 0.567% (1-month USLIBOR +0.450%), 10/25/2030	23,118
14,088		Series 2000-37, Class FA, 0.617% (1-month USLIBOR +0.500%), 11/25/2030	14,194
28,746		Series 2001-34, Class FB, 0.408% (1-month USLIBOR +0.300%), 12/18/2028	28,794
34,996		Series 2001-34, Class FL, 0.617% (1-month USLIBOR +0.500%), 8/25/2031	35,290
248,880		Series 2001-46, Class F, 0.508% (1-month USLIBOR +0.400%), 9/18/2031	250,033
165,504		Series 2001-53, Class FX, 0.467% (1-month USLIBOR +0.350%), 10/25/2031	166,226
375,421		Series 2001-56, Class FG, 0.617% (1-month USLIBOR +0.500%), 10/25/2031	378,951
121,207		Series 2001-68, Class FD, 0.617% (1-month USLIBOR +0.500%), 12/25/2031	122,440
229,708		Series 2002-17, Class JF, 1.117% (1-month USLIBOR +1.000%), 4/25/2032	235,513
227,656		Series 2002-34, Class FC, 1.108% (1-month USLIBOR +1.000%), 12/18/2031	233,131
139,746		Series 2002-37, Class F, 0.917% (1-month USLIBOR +0.800%), 11/25/2031	142,180
8,028		Series 2002-39, Class FB, 0.658% (1-month USLIBOR +0.550%), 3/18/2032	8,134
145,145		Series 2002-4, Class FJ, 0.567% (1-month USLIBOR +0.450%), 2/25/2032	146,149
71,658		Series 2002-41, Class F, 0.667% (1-month USLIBOR +0.550%), 7/25/2032	72,469
689,306		Series 2002-47, Class NF, 1.117% (1-month USLIBOR +1.000%), 4/25/2032	704,872
107,208		Series 2002-52, Class FD, 0.617% (1-month USLIBOR +0.500%), 9/25/2032	108,393
142,378		Series 2002-53, Class FG, 1.217% (1-month USLIBOR +1.100%), 7/25/2032	145,994
469,275		Series 2002-58, Class FD, 0.717% (1-month USLIBOR +0.600%), 8/25/2032	476,952
164,926		Series 2002-64, Class FJ, 1.117% (1-month USLIBOR +1.000%), 4/25/2032	169,094
107,137		Series 2002-74, Class FV, 0.567% (1-month USLIBOR +0.450%), 11/25/2032	107,700
97,336		Series 2002-75, Class FD, 1.108% (1-month USLIBOR +1.000%), 11/18/2032	99,785

Principal Amount			Value in U.S. Dollars
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 328,127		Series 2002-77, Class FH, 0.508% (1-month USLIBOR +0.400%), 12/18/2032	$330,610
188,228		Series 2002-8, Class FA, 0.858% (1-month USLIBOR +0.750%), 3/18/2032	191,729
63,564		Series 2002-82, Class FB, 0.617% (1-month USLIBOR +0.500%), 12/25/2032	64,403
248,531		Series 2002-82, Class FC, 1.117% (1-month USLIBOR +1.000%), 9/25/2032	254,821
84,820		Series 2002-82, Class FG, 0.567% (1-month USLIBOR +0.450%), 12/25/2032	85,530
457,442		Series 2002-89, Class F, 0.417% (1-month USLIBOR +0.300%), 1/25/2033	459,234
232,884		Series 2002-9, Class FH, 0.617% (1-month USLIBOR +0.500%), 3/25/2032	234,789
99,410		Series 2002-90, Class FH, 0.617% (1-month USLIBOR +0.500%), 9/25/2032	100,695
963,184		Series 2002-93, Class FJ, 0.667% (1-month USLIBOR +0.550%), 1/25/2033	975,559
208,023		Series 2003-102, Class FT, 0.517% (1-month USLIBOR +0.400%), 10/25/2033	209,551
520,214		Series 2003-107, Class FD, 0.617% (1-month USLIBOR +0.500%), 11/25/2033	526,152
1,257,369		Series 2003-116, Class HF, 0.667% (1-month USLIBOR +0.550%), 11/25/2033	1,273,665
403,635		Series 2003-121, Class FD, 0.517% (1-month USLIBOR +0.400%), 12/25/2033	407,493
126,753		Series 2003-14, Class FT, 0.617% (1-month USLIBOR +0.500%), 3/25/2033	128,498
254,757		Series 2003-19, Class FY, 0.517% (1-month USLIBOR +0.400%), 3/25/2033	257,121
108,969		Series 2003-2, Class FA, 0.617% (1-month USLIBOR +0.500%), 2/25/2033	110,407
191,627		Series 2003-21, Class TF, 0.567% (1-month USLIBOR +0.450%), 3/25/2033	193,824
351,024		Series 2003-66, Class FA, 0.467% (1-month USLIBOR +0.350%), 7/25/2033	352,832
393,595		Series 2003-79, Class FC, 0.567% (1-month USLIBOR +0.450%), 8/25/2033	397,631
812,012		Series 2004-17, Class FT, 0.517% (1-month USLIBOR +0.400%), 4/25/2034	817,628
637,864		Series 2004-2, Class FW, 0.517% (1-month USLIBOR +0.400%), 2/25/2034	642,379
546,092		Series 2004-49, Class FN, 0.517% (1-month USLIBOR +0.400%), 7/25/2034	549,924
1,383,120		Series 2004-49, Class FQ, 0.567% (1-month USLIBOR +0.450%), 7/25/2034	1,393,875
1,131,938		Series 2004-51, Class FY, 0.497% (1-month USLIBOR +0.380%), 7/25/2034	1,138,503
520,956		Series 2004-53, Class FC, 0.567% (1-month USLIBOR +0.450%), 7/25/2034	525,666
348,831		Series 2004-64, Class FW, 0.567% (1-month USLIBOR +0.450%), 8/25/2034	352,002
516,333		Series 2005-104, Class FA, 0.517% (1-month USLIBOR +0.400%), 12/25/2035	520,926
2,241,715		Series 2006-75, Class FP, 0.417% (1-month USLIBOR +0.300%), 8/25/2036	2,252,400
449,985		Series 2006-79, Class DF, 0.467% (1-month USLIBOR +0.350%), 8/25/2036	452,962
679,895		Series 2006-81, Class FA, 0.467% (1-month USLIBOR +0.350%), 9/25/2036	684,629
1,534,444		Series 2006-90, Class FE, 0.567% (1-month USLIBOR +0.450%), 9/25/2036	1,550,417
779,755		Series 2006-98, Class FB, 0.427% (1-month USLIBOR +0.310%), 10/25/2036	783,847
2,548,050		Series 2006-W1, Class 2AF1, 0.337% (1-month USLIBOR +0.220%), 2/25/2046	2,517,846
772,649		Series 2008-52, Class FD, 0.467% (1-month USLIBOR +0.350%), 6/25/2036	777,935
1,549,355		Series 2009-57, Class NF, 0.717% (1-month USLIBOR +0.600%), 2/25/2037	1,563,219
10,919,350		Series 2012-116, Class FA, 0.417% (1-month USLIBOR +0.300%), 10/25/2042	10,964,996
7,230,500		Series 2018-31, Class FD, 0.417% (1-month USLIBOR +0.300%), 5/25/2048	7,256,433
19,520,497		Series 2018-70, Class HF, 0.467% (1-month USLIBOR +0.350%), 10/25/2058	19,659,382
12,964,693		Series 2018-95, Class FB, 0.517% (1-month USLIBOR +0.400%), 1/25/2049	13,060,492
20,970,020		Series 2019-35, Class FA, 0.517% (1-month USLIBOR +0.400%), 7/25/2049	21,153,707
36,635,050		Series 2019-41, Class FD, 0.617% (1-month USLIBOR +0.500%), 8/25/2059	37,019,264
17,417,931		Series 2019-67, Class FB, 0.567% (1-month USLIBOR +0.450%), 11/25/2049	17,552,866
15,376,974		Series 2019-81, Class FJ, 0.617% (1-month USLIBOR +0.500%), 1/25/2050	15,552,033
26,593,696		Series 2020-34, Class FA, 0.567% (1-month USLIBOR +0.450%), 6/25/2050	26,813,347
160,375		Series 2009-63, Class FB, 0.617% (1-month USLIBOR +0.500%), 8/25/2039	162,308
		TOTAL	196,125,559
		Government National Mortgage Association REMIC—22.6%
213,356		Series 2004-59, Class FV, 0.361% (1-month USLIBOR +0.250%), 10/20/2033	214,344
405,576		Series 2009-96, Class GF, 0.557% (1-month USLIBOR +0.450%), 4/16/2039	407,251
7,756,353		Series 2010-62, Class PF, 0.611% (1-month USLIBOR +0.500%), 5/20/2040	7,856,921
5,175,000		Series 2011-23, Class KF, 0.507% (1-month USLIBOR +0.400%), 2/16/2041	5,229,914

Principal Amount			Value in U.S. Dollars
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$ 3,422,513		Series 2011-51, Class FA, 0.511% (1-month USLIBOR +0.400%), 4/20/2041	$3,456,730
13,012,643		Series 2012-H15, Class FB, 0.643% (1-month USLIBOR +0.500%), 6/20/2062	13,037,682
3,680,803		Series 2012-H18, Class FA, 0.693% (1-month USLIBOR +0.550%), 8/20/2062	3,692,831
3,582,325		Series 2012-H18, Class SA, 0.723% (1-month USLIBOR +0.580%), 8/20/2062	3,603,286
8,034,858		Series 2012-H24, Class FC, 0.543% (1-month USLIBOR +0.400%), 10/20/2062	8,034,026
12,976,051		Series 2012-H25, Class BF, 0.523% (1-month USLIBOR +0.380%), 9/20/2062	12,970,870
11,007,584		Series 2012-H29, Class BF, 0.483% (1-month USLIBOR +0.340%), 11/20/2062	10,994,970
10,600,355		Series 2012-H29, Class CF, 0.483% (1-month USLIBOR +0.340%), 2/20/2062	10,583,498
2,001,579		Series 2012-H30, Class SA, 0.513% (1-month USLIBOR +0.370%), 12/20/2062	1,999,400
7,400,660		Series 2012-H31, Class FA, 0.493% (1-month USLIBOR +0.350%), 11/20/2062	7,392,567
21,839,409		Series 2015-H02, Class FA, 0.793% (1-month USLIBOR +0.650%), 1/20/2065	22,005,921
22,478,578		Series 2015-H06, Class FB, 0.793% (1-month USLIBOR +0.650%), 2/20/2065	22,658,558
15,315,324		Series 2016-120, Class FA, 0.511% (1-month USLIBOR +0.400%), 9/20/2046	15,418,466
13,018,302		Series 2016-147, Class AF, 0.511% (1-month USLIBOR +0.400%), 10/20/2046	13,104,021
18,295,518		Series 2016-H26, Class FC, 1.143% (1-month USLIBOR +1.000%), 12/20/2066	18,769,703
22,919,226		Series 2017-H08, Class FC, 0.743% (1-month USLIBOR +0.600%), 3/20/2067	23,246,474
17,112,033		Series 2019-10, Class FC, 0.561% (1-month USLIBOR +0.450%), 1/20/2049	17,234,278
		TOTAL	221,911,711
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $613,894,492)	620,297,528
		GOVERNMENT AGENCIES—10.5%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.4%
2,000,000		0.085% (Secured Overnight Financing Rate +0.055%), 12/15/2022	2,000,352
2,000,000		0.090% (Secured Overnight Financing Rate +0.060%), 12/1/2022	2,000,645
5,000,000		0.095% (Secured Overnight Financing Rate +0.065%), 8/20/2021	5,000,767
1,250,000		0.150% (Secured Overnight Financing Rate +0.120%), 3/18/2021	1,250,054
1,000,000		0.175% (Secured Overnight Financing Rate +0.145%), 7/28/2022	1,001,649
2,500,000		0.330% (Secured Overnight Financing Rate +0.300%), 9/24/2021	2,504,190
		TOTAL	13,757,657
		Federal Farm Credit System—0.8%
2,000,000		0.080%, 12/21/2021	1,998,189
1,000,000		0.090%, 12/3/2021	999,292
1,500,000		0.090%, 1/6/2022	1,498,610
1,000,000		0.125%, 8/16/2021	1,000,122
1,650,000		0.130%, 6/17/2021	1,650,186
1,000,000		0.130%, 10/6/2021	999,910
		TOTAL	8,146,309
	[2]	Federal Home Loan Bank System Discount Notes—1.1%
5,000,000		0.039%, 4/14/2021	4,999,621
1,000,000		0.350%, 4/1/2021	999,953
1,500,000		0.400%, 3/9/2021	1,499,995
1,500,000		0.400%, 3/19/2021	1,499,966
1,500,000		0.450%, 3/8/2021	1,499,998
		TOTAL	10,499,533
	[1]	Federal Home Loan Bank System Floating Rate Notes—4.6%
5,000,000		0.035% (Secured Overnight Financing Rate +0.005%), 5/14/2021	4,999,909
4,200,000		0.075% (Secured Overnight Financing Rate +0.045%), 5/27/2022	4,202,775
2,000,000		0.077% (1-month USLIBOR -0.030%), 4/16/2021	1,999,940
3,000,000		0.080% (Secured Overnight Financing Rate +0.050%), 5/20/2021	3,000,215
2,000,000		0.085% (Secured Overnight Financing Rate +0.055%), 2/3/2023	2,000,195
5,000,000		0.090% (Secured Overnight Financing Rate +0.060%), 4/26/2022	5,001,770

Principal Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES—continued
	[1]	Federal Home Loan Bank System Floating Rate Notes—continued
$ 1,600,000		0.090% (Secured Overnight Financing Rate +0.060%), 12/2/2022	$1,597,236
2,500,000		0.090% (Secured Overnight Financing Rate +0.060%), 12/16/2022	2,496,747
2,500,000		0.110% (Secured Overnight Financing Rate +0.080%), 3/4/2021	2,500,008
1,000,000		0.110% (Secured Overnight Financing Rate +0.080%), 2/25/2022	1,000,460
1,000,000		0.115% (Secured Overnight Financing Rate +0.085%), 5/20/2022	1,000,615
2,000,000		0.145% (1-month USLIBOR +0.040%), 3/17/2021	2,000,044
5,000,000		0.150% (Secured Overnight Financing Rate +0.120%), 2/28/2022	5,004,892
2,000,000		0.165% (Secured Overnight Financing Rate +0.135%), 3/10/2021	2,000,052
2,000,000		0.180% (Secured Overnight Financing Rate +0.150%), 9/3/2021	2,001,490
1,500,000		0.200% (Secured Overnight Financing Rate +0.170%), 4/9/2021	1,500,221
2,500,000		0.260% (Secured Overnight Financing Rate +0.230%), 4/13/2021	2,500,573
		TOTAL	44,807,142
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.4%
5,000,000		0.090% (Secured Overnight Financing Rate +0.060%), 6/14/2021	5,000,766
2,400,000		0.095% (Secured Overnight Financing Rate +0.065%), 11/9/2022	2,403,308
2,000,000		0.120% (Secured Overnight Financing Rate +0.090%), 8/3/2022	2,001,014
750,000		0.230% (Secured Overnight Financing Rate +0.200%), 3/11/2022	751,282
3,500,000		0.300% (Secured Overnight Financing Rate +0.270%), 6/24/2021	3,502,897
		TOTAL	13,659,267
		Federal National Mortgage Association—0.2%
2,000,000		2.500%, 4/13/2021	2,005,699
	[1]	Federal National Mortgage Association Floating Rate Notes—1.0%
1,000,000		0.200% (Secured Overnight Financing Rate +0.170%), 3/9/2022	1,001,495
1,000,000		0.250% (Secured Overnight Financing Rate +0.220%), 5/9/2022	1,002,145
2,000,000		0.260% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,004,615
2,300,000		0.300% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,306,388
1,500,000		0.340% (Secured Overnight Financing Rate +0.310%), 10/25/2021	1,502,828
1,000,000		0.350% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,003,388
1,500,000		0.350% (Secured Overnight Financing Rate +0.320%), 4/28/2022	1,505,094
		TOTAL	10,325,953
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $103,153,037)	103,201,560
		U.S. TREASURIES—8.9%
	[2]	U.S. Treasury Bills—7.7%
4,000,000		United States Treasury Bills, 0.085%, 5/11/2021	3,999,676
5,000,000		United States Treasury Bills, 0.090%, 5/4/2021	4,999,720
5,000,000		United States Treasury Bills, 0.090%, 5/20/2021	4,999,553
4,400,000		United States Treasury Bills, 0.090%, 6/22/2021	4,399,384
10,000,000		United States Treasury Bills, 0.090%, 6/24/2021	9,998,174
5,000,000		United States Treasury Bills, 0.090%, 6/29/2021	4,999,165
5,000,000		United States Treasury Bills, 0.090%, 7/8/2021	4,999,079
5,000,000		United States Treasury Bills, 0.090%, 7/15/2021	4,999,029
5,000,000		United States Treasury Bills, 0.095%, 6/1/2021	4,999,430
7,000,000		United States Treasury Bills, 0.100%, 7/1/2021	6,998,781
3,000,000		United States Treasury Bills, 0.105%, 3/9/2021	2,999,978
10,000,000		United States Treasury Bills, 0.115%, 4/15/2021	9,999,392
8,000,000		United States Treasury Bills, 0.125%, 3/11/2021	7,999,930
		TOTAL	76,391,291
		U.S. Treasury Notes—1.2%
1,500,000		United States Treasury Note, 1.250%, 10/31/2021	1,511,629
3,000,000		United States Treasury Note, 1.500%, 10/31/2021	3,028,393

Principal Amount			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 5,000,000		United States Treasury Note, 2.250%, 4/30/2021	$5,018,237
2,000,000		United States Treasury Note, 2.375%, 4/15/2021	2,005,742
		TOTAL	11,564,001
		TOTAL U.S. TREASURIES (IDENTIFIED COST $87,943,451)	87,955,292
		MORTGAGE-BACKED SECURITIES—0.3%
		Federal National Mortgage Association—0.3%
2,379,444		3.500%, 9/1/2049	2,595,405
42,051		7.500%, 1/1/2032	49,376
138,997		7.500%, 8/1/2032	164,091
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,780,663)	2,808,872
	[1]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal National Mortgage Association ARM—0.3%
59,929		1.189%, 9/1/2027	60,319
116,293		1.900%, 5/1/2040	118,477
27,832		1.900%, 5/1/2040	28,358
114,662		1.900%, 8/1/2040	116,746
102,118		2.299%, 4/1/2024	103,031
11,605		2.340%, 2/1/2033	12,147
7,177		2.415%, 12/1/2032	7,528
623,878		2.436%, 4/1/2033	633,331
191,879		2.520%, 6/1/2036	201,066
186,397		2.547%, 9/1/2035	194,689
12,397		2.553%, 8/1/2032	12,657
350,027		2.623%, 9/1/2037	370,245
111,229		2.720%, 6/1/2036	115,732
487,903		2.959%, 8/1/2034	511,520
27,658		3.547%, 5/1/2036	29,105
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,489,085)	2,514,951
		REPURCHASE AGREEMENTS—17.1%
58,014,000		Interest in $1,358,000,000 joint repurchase agreement 0.02%, dated 2/26/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,358,002,263 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $1,385,162,309.	58,014,000
100,000,000		Interest in $950,000,000 joint repurchase agreement 0.02%, dated 2/26/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $950,001,583 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2070 and the market value of those underlying securities was $966,858,939.	100,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 2/9/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,000,400,000 on 8/9/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $1,020,441,003.	10,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $168,014,000)	168,014,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $978,274,728)	984,792,203
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(1,729,417)
		TOTAL NET ASSETS—100%	$983,062,786

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit